Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair value is the price to hypothetically sell an asset or transfer a liability in an orderly manner in the principal market for that asset or liability. Accounting standards prioritize the use of observable inputs in measuring fair value. The level of a fair value measurement is determined entirely by the lowest level input that is significant to the measurement. The three levels are (from highest to lowest):
Level 1 – observable prices in active markets for identical assets and liabilities;
Level 2 – observable inputs other than quoted market prices in active markets for identical assets and liabilities, which include quoted prices for similar assets or liabilities in an active market and market-corroborated inputs; and
Level 3 – unobservable inputs.
The following table summarizes financial assets and liabilities at fair value including derivative instruments on a gross basis and the location of these instruments on the Consolidated Balance Sheets:

		Assets (Liabilities)	Fair Value Measurements Using
(In thousands)	Balance Sheet Location	at Fair Value	Level 1	Level 2	Level 3
December 31, 2011
Derivatives[1]:
Currency hedge portfolio	Other current assets	$5,232	$—	$5,232	$—
30-day euro forward contracts	Other current assets	650	—	650	—
Bunker fuel forward contracts	Other current assets	17,490	—	17,490	—
Bunker fuel forward contracts	Other current assets	(5,460)	—	(5,460)	—
Bunker fuel forward contracts	Investments and other assets, net	7,232	—	7,232	—
Bunker fuel forward contracts	Investments and other assets, net	(3,990)	—	(3,990)	—
Bunker fuel forward contracts	Other liabilities	577	—	577	—
Bunker fuel forward contracts	Other liabilities	(1,095)	$—	$(1,095)	$—
Available-for-sale investment	Investments and other assets, net	2,683	$2,683	$—	$—
		$23,319	$2,683	$20,636	$—
December 31, 2010
Derivatives[1]:
Currency hedge portfolio	Other current assets	$215	$—	$215	$—
Currency hedge portfolio	Accrued liabilities	78	—	78	—
Bunker fuel forward contracts	Other current assets	15,861	—	15,861	—
Bunker fuel forward contracts	Investments and other assets, net	11,453	—	11,453	—
30-day euro forward contracts	Other current assets	(1,267)	—	(1,267)	—
30-day euro forward contracts	Accrued liabilities	(574)	—	(574)	—
Available-for-sale investment	Investments and other assets, net	2,908	2,908	—	—
		$28,674	$2,908	$25,766	$—

[1]
Currency hedge portfolio and bunker fuel forward contracts are designated as hedging instruments. 30-day euro forward contracts are not designated as hedging instruments. To the extent derivatives in an asset position and derivatives in a liability position are with the same counterparty, they are netted in the Consolidated Balance Sheets because the company enters into master netting arrangements with each of its hedging partners. See also Note 11.

The company values fuel hedging positions by applying an observable discount rate to the current forward prices of identical hedge positions. The company values currency hedging positions by utilizing observable or market-corroborated inputs such as exchange rates, volatility and forward yield curves. The company trades only with counterparties that meet certain liquidity and creditworthiness standards, and does not anticipate non-performance by any of these counterparties. The company does not require collateral from its counterparties, nor is it obligated to provide collateral when contracts are in a liability position. However, consideration of non-performance risk is required when valuing derivative instruments, and the company includes an adjustment for non-performance risk in the recognized measure of derivative instruments to reflect the full credit default spread ("CDS") applied to a net exposure by counterparty. When there is a net asset position, the company uses the counterparty's CDS; when there is a net liability position, the company uses its own estimated CDS. CDS is generally not a significant input in measuring fair value, and was not significant for any of the company's derivative instruments in any period presented. See further discussion and tabular disclosure of hedging activity in Note 11.
Fair value measurements of benefit plan assets included in net benefit plan liabilities are based on quoted market prices in active markets (Level 1) or quoted prices in inactive markets (Level 2). The carrying amounts of cash and equivalents, accounts receivable and accounts payable approximate fair value. Level 3 fair value measurements are used in the impairment reviews of goodwill and intangible assets, which take place annually during the fourth quarter, or as circumstances indicate the possibility of impairment.
Financial instruments not carried at fair value consist of the company's parent company debt and subsidiary debt. See further fair value discussion and tabular disclosure in Note 10.